Note 1 - Segment Information (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statement Line Items [Line Items]
Profit (loss) before tax	$ 1,103,107	$ 427,711	$ 34,430
Non-current financial assets available-for-sale		21,572	21,600
Contract liabilities at end of period	$ 62,700	$ 56,700	39,700
Tenaris [member] | Government customers [member]
Statement Line Items [Line Items]
Percentage of entity's revenue	14.00%	16.00%
LUXEMBOURG
Statement Line Items [Line Items]
Percentage of entity's revenue	0.00%
UNITED STATES
Statement Line Items [Line Items]
Percentage of entity's revenue	33.00%
ARGENTINA
Statement Line Items [Line Items]
Percentage of entity's revenue	13.00%
Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Profit (loss) before tax	$ 52,000	$ 53,000	$ 47,000